BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]

Thousands of U.S. dollars
Assets
Cash and cash equivalents	315
Accounts receivable	2,273
Escrow account	2,884
Deferred taxes assets	2,079
Other credits	679
Property, plant and equipment	491
Intangibles (b)	2,628

Liabilities
Other obligations	(2,932)
Provisions for legal proceedings and contingent liabilities	(13,105)
Total net liabilities assumed at fair value	(4,688)
Non-controlling interest measured at fair value	928
Goodwill on acquisition	15,214
Total of the consideration	11,454

Purchase price consideration
Consideration paid	8,953
Contingent consideration	2,501
Total consideration	11,454

Analysis of the cash flow of the acquisition
Consideration paid	8,953
Net cash acquired	(315)
Outflow cash, net (a)	8,638

  Included in the cash flow from investing activities
  Refer to customer base, non-compete agreement, backlog and database identified as part of the purchase price allocation.

The acquisition transaction costs totaling 890 thousand Brazilian Reais (273 thousand U.S. dollars) were recognized in the statements of operations.

Since the acquisition date, RBrasil contributed to the Company with revenues of 5,951 thousand U.S. dollars and pre-tax profit of 858 thousand U.S. dollars. If the acquisition had occurred on January 1, 2016, the contribution of net revenues and pre-tax result in the Company’s consolidated financial statements for the year ended December 31, 2016, would amount 18,392 and (2,254) thousand U.S. dollars, respectively.

Guarantees

The amount equivalent to 9,400 Brazilian Reais (2,884 thousand U.S. dollars) of the consideration transferred to the sellers that no longer are shareholders of RBrasil was transferred to an escrow account in order to guarantee payment for any loss that is indemnifiable by them.

The guarantee of the payment of any potential loss identifiable by the sellers who continue being minority shareholders of RBrasil to the Company pledged their rights to all dividends, interest in own capital, incomes, distributions, salaries, bonuses, remuneration, capital reimbursement and any other amounts that may come to be credited, paid, distributed or otherwise delivered, for any reason, by RBrasil to these shareholders.

Put/Call options

As per the Shareholders' Agreement, the Company has a purchase option, where non-controlling shareholders irrevocably and irreversibly grant to the Company, through that instrument, the right, but not the obligation, at the sole discretion of the Company, to acquire all of their shares, and the non-controlling shareholders, through the exercise of that right, shall be obliged to sell their shares to the Company ("call option"). The call option may be exercised by any controlling shareholder between January 1, 2019 and December 31, 2020. The Shareholders' Agreement also provides for a put option, where the non-controlling shareholders have the right, irrevocable and irreversible, but not the obligation, to sell all of their shares to the Company ("put option"). The put option may be exercised by non-controlling shareholders between January 1, 2019 and December 31, 2020.

The exercise price of the call option will be determined by multiples, already defined in the Shareholders' Agreement, of the EBITDA of the year immediately prior to the exercise of the option, multiplied by the percentage of participation to be acquired.

IFRS 3 does not provide specific guidance on how such contracts should be accounted for in a business combination. To determine the appropriate accounting treatment, IAS 39 - financial Instruments: recognition and measurement and IAS 32- financial instruments: presentation, were considered.

On the basis of the above, the Company recognized a financial liability related to the potential for acquisition of non-controlling interest for an amount of 3,444 Brazilian Reais (1,057 thousand U.S. dollars). The financial liability was recognized against specific reserve in shareholders' equity, considering that these are transactions between shareholders.

b) Nova Interfile Holding Ltda

On June 9, 2017, the Company through its indirect subsidiary Atento Brasil S.A. acquired the control and 50,00002% of Interfile Serviços de BPO Ltda. and 50,00002% of Interservicer – Serviços em Crédito Imobiliário Ltda, (“Interfile”) leading providers of BPO services and solutions, including credit origination, for the banking and financial services sector in Brazil.

The total amount paid for this acquisition was 14,664 thousand U.S. dollars, net of cash acquired.

Valuations were carried out to measure the preliminary fair value of assets acquired and liabilities assumed for the allocation of the acquisition price, in accordance with the requirements of IFRS 3 in this interim consolidated financial statements. The preliminary goodwill recognized in the transaction represents expected future synergies of the business combinations and will be deductible for income tax when the acquired entities are merged into the Atento Brasil S.A. These benefits are not recognized separately from goodwill because they do not meet the criteria for recognition of identifiable intangible assets.

Details of the preliminary purchase price allocation of the fair values of Interfile and Intersevice, the net assets acquired and liabilities assumed are as follows:

Thousands of U.S. dollars
Assets
Cash and cash equivalents	315
Accounts receivable	2,273
Escrow account	2,884
Deferred taxes assets	2,079
Other credits	679
Property, plant and equipment	491
Intangibles (b)	2,628

Liabilities
Other obligations	(2,932)
Provisions for legal proceedings and contingent liabilities	(13,105)
Total net liabilities assumed at fair value	(4,688)
Non-controlling interest measured at fair value	928
Goodwill on acquisition	15,214
Total of the consideration	11,454

Purchase price consideration
Consideration paid	8,953
Contingent consideration	2,501
Total consideration	11,454

Analysis of the cash flow of the acquisition
Consideration paid	8,953
Net cash acquired	(315)
Outflow cash, net (a)	8,638

  Presented as investing activities in the statement of cash flows.
  Intangible assets acquired which meet the criteria for recognition comprise customer relationships, software database and a non-compete agreement (classified as other intangible assets in Note 6) identified as part of the purchase price allocation.

The fair value amount for accounts receivables is 5,463 thousand U.S. dollars. The gross contractual amount for trade receivables due 5,643 thousand U.S. dollars.

Transaction costs totaling 192 thousand U.S. dollars are recorded in the statements of operations.

From the date of acquisition, Nova Interfile contributed to the Company with net revenues of 22,472 thousand U.S. dollars and pre-tax result of 3,682 thousand U.S. dollars. If the acquisition had occurred on January 1, 2017, the contribution of net revenues and pre-tax result in the Company’s consolidated financial statements for the year ended December 31, 2017, would amount 38,558 and (332) thousand U.S. dollars, respectively.

Put/Call options

As per the Shareholders' Agreement, the Company has a purchase option, where non-controlling shareholders granted to Atento Brasil S.A., through that instrument, the right, to acquire all of their shares, and the non-controlling shareholders, through the exercise of that right, shall be obliged to sell their shares to Atento Brasil S.A. ("call option"). The call option may be exercised by Atento Brasil S.A. between January 1, 2020 and April 15, 2020. The Shareholders' Agreement also provides for put options, where the non-controlling shareholders have the right, to sell partial or all of their shares to the Atento Brasil S.A. ("put options"). Many put options were understood by Management as protective clauses with remote possibility of being exercised. The assessment of the put options were made taking into account the following; (i) probability of occurrence; (ii) degree of importance (primary or secondary, in this case as term extension or acceleration of other options) and (iii) function: effective options or clauses protecting the parties.

Considering the valuation of the acquired entity and Management’s best estimates, the put option that will likely to be exercised by the non-controlling shareholders is between January 1, 2020 and April 15, 2020 – which is symmetrical with the call option. According to IAS 32, a parent must recognize a financial liability when it has an obligation to pay cash in the future to purchase the minority’s shares, even if the payment is conditional on the option being exercised by the holder.

The exercise price of the put option will be determined by multiples, already defined in the Shareholders' Agreement, of the EBITDA of the year immediately prior to the exercise of the option, multiplied by the percentage of participation to be acquired.

IFRS 3 does not provide specific guidance on how such contracts should be accounted for in a business combination. To determine the appropriate accounting treatment, IAS 39 - Financial Instruments: Recognition and Measurement, IAS 32- Financial Instruments: Presentation and IFRS 10 – Consolidated Financial Statements were considered.

On the basis of the above, the Company recognized a financial liability related to the potential acquisition of non-controlling interest of 23,777 thousand U.S. dollars. The financial liability was recognized against specific reserve in equity, considering that these are transactions between shareholders.

5) BUSINESS COMBINATIONS

a) RBrasil Soluções S.A.

On September 2, 2016, the Company through its indirect subsidiary Atento Brasil S.A. acquired the control and 81.49%, of the shares of RBrasil Soluções S.A. (“RBrasil”), a leading provider of late-stage collection services in Brazil.

The total amount paid for this acquisition was 27,095 thousand Brazilian Reais (8,638 thousand U.S. dollars), net of cash acquired. The Purchase and Sale Agreement also included a contingent consideration that can vary from zero to 8,150 thousand Brazilian Reais (2,501 thousand U.S. dollars), according to the result of the operation, which will be measured through RBrasil's EBITDA. Therefore, based on projections the Company also recorded a contingent consideration of 8,150 thousand Brazilian Reais (2,501 thousand U.S. dollars), representing its fair value as of the acquisition date. As a result, the total consideration transferred to 36,273 thousand Brazilian Reais (11,130 thousand U.S. dollars).

Valuations were carried out to measure the fair value of intangible assets and liabilities and allocation of the acquisition price, in accordance with the requirements specified in IFRS 3. The goodwill recognized in the transaction represent future benefits of the expected synergies in the business combinations and will be income tax deductible when RBrasil is merged into the Company. These benefits are not recognized separately from the goodwill because they do not meet the criteria for recognition of identifiable intangible assets.

The fair value in U.S.dollars of identifiable assets acquired and liabilities assumed of RBrasil on the date of acquisition is as follows: